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As filed with the Securities and Exchange Commission effective November 29, 2005
                                                Securities Act File No. 33-41694
                                       Investment Company Act File No. 811-06352
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933        /X/
                           Pre-Effective Amendment No.                    / /
                         Post-Effective Amendment No. 81                  /X/
                                     and/or

         Registration Statement Under The Investment Company Act Of 1940  /X/
                                Amendment No. 92                          /X/
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180
          Ernest J. C'Debaca                          With copies to:
          ING Investments, LLC                    Philip H. Newman, Esq.
      7337 E. Doubletree Ranch Road                Goodwin Procter, LLP
          Scottsdale, AZ 85258                        Exchange Place
 (Name and Address of Agent for Service)              53 State Street
                                                     Boston, MA 02109
                                   ----------

          It is proposed that this filing will become effective
          (check appropriate box):



/ /  Immediately upon filing pursuant to paragraph (b)   /X/  on December 1, 2005 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)   / /  on (date) pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)   / /  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/X/ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================
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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 81 ("Amendment") to the Registration Statement on Form N-1A for ING Series Fund, inc. is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 80 from November 29, 2005 to December 1, 2005. This Amendment incorporates by reference the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 80, which was filed with the Securities and Exchange Commission on September 30, 2005.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 81 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona as of the 29th day of November, 2005.

                                               ING SERIES FUND, INC.
                                         By:   /s/ Theresa K. Kelety
                                               ----------------------------
                                               Theresa K. Kelety
                                               Secretary



SIGNATURE                                   TITLE                                       DATE
---------                                   --------                                    ----


------------------------------              President and Trustee                       November 29, 2005
J. Scott Fox*                               (Principal Executive Officer)


------------------------------              President, Chief Executive                  November 29, 2005
James M. Hennessy*                          Officer and Chief Operating Officer


------------------------------              Senior Vice President, Chief/               November 29, 2005
Todd Modic                                  Principal Financial Officer
and Assistant Secretary


------------------------------              Trustee                                     November 29, 2005
Albert E. DePrince Jr.*


------------------------------              Trustee                                     November 29, 2005
Maria T. Fighetti*


------------------------------              Trustee                                     November 29, 2005
Sidney Koch*


------------------------------              Trustee                                     November 29, 2005
Corine T. Norgaard

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------------------------------              Trustee                                     November 29, 2005
Thomas J. McInerney*


------------------------------              Trustee                                     November 29, 2005
Joseph E. Obermeyer*


------------------------------              Trustee                                     November 29, 2005
Edward O'Dell*


*By: /s/ Theresa K. Kelety
--------------------------
     Theresa K. Kelety
     Attorney-in-Fact**
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**  Executed pursuant to powers of attorney for J. Scott Fox, James M.
Hennessy, Todd Modic, Albert E. DePrince, Jr., Maria T. Fighetti, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard, Joseph Obermeyer and Edward T. O'Dell filed in Part C of a Post-Effective Amendment to the Registrants' Registration Statement on Form N-1A filed electronically on July 21, 2005 and incorporated herein by reference.

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                                  EXHIBIT INDEX



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